Financial instruments, Credit risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets [Abstract]
Cash and cash equivalents	R$ 84,687	R$ 31,083	R$ 47,793	R$ 113,104
Marketable securities	42	14	36,264
Trade accounts receivable	778,106	722,493
Receivables from related parties	14,518	9,752	21,276
Credit Risk [Member]
Financial assets [Abstract]
Cash and cash equivalents	84,687	31,083
Marketable securities	42	14
Trade accounts receivable	778,106	722,493
Receivables from related parties	14,518	9,752
Credit Risk [Member] | Largest Debtor [Member]
Financial assets [Abstract]
Trade accounts receivable	R$ 162,623	R$ 96,153	R$ 110,594
Trade account receivable segregated by counterparty and per risk concentration [Abstract]
Percentage of revenue	21.00%	15.00%	22.00%
Credit Risk [Member] | 10 Largest Debtors [Member]
Financial assets [Abstract]
Trade accounts receivable	R$ 533,335	R$ 433,605	R$ 345,391
Trade account receivable segregated by counterparty and per risk concentration [Abstract]
Percentage of revenue	69.00%	68.00%	69.00%
Credit Risk [Member] | 20 Largest Debtors [Member]
Financial assets [Abstract]
Trade accounts receivable	R$ 627,036	R$ 512,394	R$ 409,973
Trade account receivable segregated by counterparty and per risk concentration [Abstract]
Percentage of revenue	81.00%	81.00%	81.00%
Credit Risk [Member] | 50 Largest Debtors [Member]
Financial assets [Abstract]
Trade accounts receivable	R$ 704,481	R$ 578,639	R$ 460,816
Trade account receivable segregated by counterparty and per risk concentration [Abstract]
Percentage of revenue	91.00%	91.00%	91.00%
Credit Risk [Member] | Public [Member]
Financial assets [Abstract]
Trade accounts receivable	R$ 658,057	R$ 648,718	R$ 473,658
Credit Risk [Member] | Private [Member]
Financial assets [Abstract]
Trade accounts receivable	R$ 120,049	R$ 73,775	R$ 58,156